Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

MUZINICH DYNAMIC INCOME FUND
    Institutional Shares (Ticker: MZCIX)
    Supra Institutional Shares (Ticker: MZCSX)

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
    Institutional Shares (Ticker: MZHIX)
    Supra Institutional Shares (Ticker: MZHSX)

MUZINICH LOW DURATION FUND
Institutional Shares (Ticker: MZLNX)
    Supra Institutional Shares (Ticker: MZLSX)

Supplement dated September 28, 2026 to the Statutory Prospectus dated April 30, 2026
The changes below reflect corrections to the Statutory Prospectus.

1.The section titled “Summary Section - Muzinich Dynamic Income Fund - Management - Portfolio Managers on page 12 of the prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Michael L. McEachern, MBA, CFA, Portfolio Manager, Managed the Fund since inception in 2013.
Stuart Fuller, Portfolio Manager, Managed the Fund since 2022.
Joseph Galzerano, MBA, CPA, Portfolio Manager, Managed the Fund since 2018.
Ian Horn, CFA, Portfolio Manager, Managed the Fund since 2025.
Warren Hyland, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2013.
Thomas Samson, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2014.
Eric Schure, CFA, Portfolio Manager, Managed the Fund since 2025.
Corentin Tarlier, CFA, Portfolio Manager, Managed the Fund since 2025.

2.    The existing table is deleted and replaced with the following in the section titled “Management - Portfolio Managers” beginning on page 50 of the prospectus:

Portfolio Manager/Fund	Biography
Vikram Awasthi Flexible U.S. High Yield Income Fund	Vikram is a Portfolio Manager focusing on U.S. high yield. He joined Muzinich as an analyst, focusing on the gaming, lodging, leisure, airlines and technology industries, while previously focusing on cable, media, and telecommunications industries. Prior to joining Muzinich, Vikram was at J.P. Morgan where he worked as a High Yield Credit Research Analyst. Previously, he worked on the private side at J.P. Morgan in lending groups for both Investment Bank and Middle Market companies. Vikram earned a B.S. with concentrations in Finance and Accounting from New York University.
John Colantuoni Flexible U.S. High Yield Income Fund	John Colantuoni is a Portfolio Manager focusing on U.S. high yield. He joined Muzinich as a Senior Credit Analyst covering the real estate, building materials, packaging, chemicals and consumer products sectors. He has over 16 years of corporate credit experience working in both research and portfolio management roles. Prior to joining Muzinich, John was at Goldman Sachs Asset Management where he spent five years as Vice President/Senior High Yield Analyst and managed the high yield sleeve of the firm’s Real Estate Balanced Portfolio. Prior to that, John spent three years at Legal & General Investment Management as a Senior High Yield Analyst and five years at AllianceBernstein as a Corporate Credit Research Analyst. John received a BA degree in Economics from Hobart College and is a CFA Charterholder.
Stuart Fuller Dynamic Income Fund	Stuart Fuller joined Muzinich in 2016. Stuart is a Portfolio Manager with 22 years of investment industry experience. Prior to joining Muzinich, Stuart worked for ECM Asset Management Limited from 2002 to 2016, where he was a Portfolio Manager responsible for loan and high yield investments in multi-strategy and asset-class-specific programs and credit analysis of senior and subordinated loan positions across a wide range of industries for all of ECM’s portfolios. Stuart started his career at Tullett & Tokyo Liberty Ltd. Stuart earned a B.Sc. from the Faculty of Science at St Andrews University.
Joseph Galzerano, MBA, CPA Dynamic Income Fund Flexible U.S. High Yield Income Fund Low Duration Fund	Joe Galzerano is a Portfolio Manager focusing on U.S. high yield. He previously worked at Babson Capital Management where he was Managing Director and Senior Investment Analyst. Prior to that he held Senior Analyst positions in high yield research at CIBC World Markets and Citicorp Securities. Joseph earned a B.A., Epsilon Sigma Pi, cum laude, from Manhattan College, and an M.B.A. in Corporate Finance from Fordham University where he finished his degree with honor designations Phi Kappa Phi and Beta Gamma Sigma.

Portfolio Manager/Fund	Biography
Tatjana Greil-Castro, PhD, M.Sc. Low Duration Fund	Tatjana Greil-Castro joined Muzinich in 2007. Tatjana is a Portfolio Manager with 28 years of investment industry experience. She is a founding member of the European Leveraged Finance Association and a member of the European Central Bank’s Bond Market Contact Group. In 2019, she was appointed as an advisor to the Dalai Lama Centre for Compassion. She is also a member of the Consultative Group for the Taskforce of Scaling Voluntary Carbon Trading. Prior to joining Muzinich, Tatjana worked for Metlife Investments, where she served as an Associate Director of the High Return Unit. Earlier, Tatjana worked as Senior Portfolio Manager in European high yield for Fortis Investments and as a portfolio manager and credit analyst at Legal & General Investment Management. She started her career as a high yield telecom analyst with Merrill Lynch. She has a Ph.D. from the London School of Economics & Political Science, a Masters from the Kiel Institute of World Economics in Germany, and an M.Sc./B.S. in Economics from the University of Vienna.
Ian Horn, CFA Dynamic Income Fund Low Duration Fund	Ian Horn joined Muzinich in 2013. Ian is a Portfolio Manager on Muzinich’s Investment Grade strategies with 11 years of investment industry experience. Ian also has credit analysis responsibilities within European investment grade, having previously covered the utilities, real estate and transportation sectors specifically. Prior to joining Muzinich, Ian spent 2 years at the Royal Bank of Canada in their Wealth Management division, and previously worked at Lazard and JP Morgan. Ian earned a Masters in Engineering from the University of Oxford, where he received academic awards including a scholarship from the Institution of Mechanical Engineers. Ian holds the Chartered Financial Analyst designation.
Warren Hyland, M.Sc., CFA Dynamic Income Fund	Warren Hyland joined Muzinich in 2013. Warren is a Portfolio Manager with 27 years of investment industry experience. Prior to joining Muzinich, Warren worked for Schroders, where he was a Global Portfolio Manager and later, the Senior Portfolio Manager for Global Emerging Markets. In the latter role, he managed about $2 billion and helped to develop the firm’s emerging markets corporate capabilities. Previously, Warren was the Head of European Money Markets at UniCredito Italiano. Warren has a BSc in Mathematics for Business from the Middlesex University London, and later received his M.Sc. in Shipping Trade and Finance from the CASS Business School. He holds the Chartered Financial Analyst designation.

Portfolio Manager/Fund	Biography
Michael L. McEachern, MBA, CFA Dynamic Income Fund	Michael McEachern joined Muzinich in 2012. Michael is a Portfolio Manager with 39 years of investment industry experience. Prior to joining Muzinich, Michael was president and Head of the High Yield Division at Seix Advisors, Inc. At Seix Advisors, Michael was the founding partner of the high yield strategy that grew to over $13 billion under his leadership. Prior to Seix Advisors, Michael served in various research and portfolio management capacities at American General Corp. and at Capital Holding Corporation. Michael holds a B.A. in Management Science from the University of California, San Diego, and an M.B.A. from Rice University. Michael holds the Chartered Financial Analyst designation.
Sam McGairl Flexible U.S. High Yield Income Fund	Sam McGairl joined Muzinich in 2016. He is a Portfolio Manager focusing on syndicated loans. Prior to joining Muzinich, Sam was with ECM Asset Management Limited, where he was a Portfolio Manager responsible for loan and high yield investments in the firm’s pooled loan programs, as well as being responsible for loan trading across all ECM portfolios. Sam started his career at Bank of Scotland and BNP Paribas before ECM. He is a graduate of the University of Newcastle upon Tyne.
Thomas Samson, M.Sc., CFA Dynamic Income Fund	Thomas Samson joined Muzinich in 2004. Thomas is a Portfolio Manager with 25 years of investment industry experience. Prior to joining Muzinich, Thomas worked as an investment analyst at Trafalgar Asset Managers, a distressed-debt hedge fund. Prior to that, he worked as a financial analyst at GE Capital. Thomas has a Masters in Finance from London Business School, holds the Chartered Financial Analyst designation and has an M.Sc. in Corporate Finance from the Institut d’Etudes Politiques de Paris, France.
Eric Schure, CFA Dynamic Income Fund Low Duration Fund	Eric Schure joined Muzinich in 2020. Eric is a Portfolio Manager with an investment grade specialization. Eric originally joined the Firm as a Senior Credit Analyst from TD Asset Management where he spent five years as an Investment Grade Credit Research Analyst and a Client Portfolio Manager. Prior to that, Eric spent four years at Société Générale as a U.S. Credit Analyst. Eric received a BA degree in Resource Economics from the University of Massachusetts and is a CFA Charterholder.

Portfolio Manager/Fund	Biography
Mel Siew Low Duration Fund	Mel Siew joined Muzinich in 2023. He is a Portfolio Manager with 24 years of investment industry experience. Mel had previously worked at Muzinich from 2011 to 2020 as a credit analyst. He moved to Singapore in 2017 to focus on Asia ex-China credit across high yield and investment grade, having previously covered European credit in London. Prior to his return to Muzinich in 2023, he worked at Global Evolution where he was Head of Asia Credit. Mel’s previous experiences include being a Director at MetLife Investments Limited where he served in both the High Grade and High Return teams. He also served as an Associate Analyst in the Leveraged Finance team of the European Corporate Finance department at Moody’s Investors Service in London. Mel earned a B.A. in Economics, with Honours, from Cambridge University. He holds the Chartered Financial Analyst designation as well as the CFA Institute Certificate in ESG Investing.
Richard Smith, CPA Low Duration Fund	Richard Smith joined Muzinich in 2017. Richard is a Portfolio Manager focused on European investment grade corporate credit. Prior to joining Muzinich, Richard was at Citi for five years as a Credit Sector Specialist covering a wide range of investment grade corporate issuers but specializing in the Autos, Utilities, Energy and Retail sectors. Prior to that, he worked as a desk Analyst at UBS for two years focused on European investment grade Industrials. Previously, Richard spent 10 years at RBS in a range of credit research roles including mid and large cap counterparty research, publishing research, desk research and credit strategy. Richard is a qualified chartered accountant and earned an honours degree in Economics from the University of Warwick.
Corentin Tarlier Dynamic Income Fund Low Duration Fund	Corentin Tarlier joined Muzinich in 2016, initially focusing on Emerging Market and European bonds. Corentin has 12 years of corporate credit trading experience. Prior to joining Muzinich, Corentin was on the Research Team of Mariana Capital Markets and more recently a Trader on the convertible bond desk of MUFG Securities. Corentin graduated with a Bachelor and a Master of Finance from the École Supérieur de Gestion et Finance of Paris and a Master in Global Banking and Finance from the European Business School of London. Corentin holds the Chartered Financial Analyst designation.

Please retain this Supplement with the Statutory Prospectus.

MUZINICH DYNAMIC INCOME FUND
    Institutional Shares (Ticker: MZCIX)
    Supra Institutional Shares (Ticker: MZCSX)

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
    Institutional Shares (Ticker: MZHIX)
    Supra Institutional Shares (Ticker: MZHSX)

MUZINICH LOW DURATION FUND
Institutional Shares (Ticker: MZLNX)
    Supra Institutional Shares (Ticker: MZLSX)

Supplement dated September 28, 2026 to the Statement of Additional Information dated April 30, 2026
The changes below reflect corrections to the first table in the section titled “Management - Information Regarding Portfolio Managers” beginning on page 40 of the SAI. Information in the table is shown as of December 31, 2025. Asset amounts are approximate and have been rounded.
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Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Dynamic Income Fund
Stuart Fuller	0	$0	7	$2,399,522,698	2	$254,370,347
Joseph Galzerano	1	$138,571,187	20	$16,189,076,864	20	$1,839,451,339
Ian Horn	0	$0	7	$14,698,431,548	8	$1,694,105,152
Warren Hyland	1	$138,571,187	14	$4,077,490,408	7	$1,976,117,893
Michael L. McEachern	1	$138,571,187	3	$1,554,358,617	5	$721,088,950
Thomas Samson	2	$625,040,941	10	$3,644,445,318	13	$3,854,305,946
Eric Schure	1	$138,571,187	9	$14,782,513,447	10	$1,429,008,262
Corentin Tarlier	0	$0	6	$14,006,624,407	6	$2,341,497,071
Flexible U.S. High Yield Income Fund
Vikram Awasthi	0	$0	8	$2,283,480,242	18	$2,490,224,326
John Colantuoni	0	$0	8	$2,283,480,242	20	$2,942,106,074
Joseph Galzerano	1	$138,571,187	20	$16,189,076,864	20	$1,839,451,339
Sam McGairl	0	$0	1	$611,831,230	3	$281,517,431
Low Duration Fund
Joseph Galzerano	1	$138,571,187	20	$16,189,076,864	20	$1,839,451,339
Tatjana Greil Castro	0	$0	5	$13,153,799,957	10	$2,343,536,623
Ian Horn	0	$0	7	$14,698,431,548	8	$1,694,105,152
Eric Schure	1	$138,571,187	9	$14,782,513,447	10	$1,429,008,262
Mel Siew	0	$0	7	$13,069,154,587	3	$762,959,178
Richard Smith	0	$0	10	$12,386,171,746	12	$195,546,138
Corentin Tarlier	0	$0	6	$14,006,624,407	6	$2,341,497,071

Please retain this Supplement with the SAI.
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